13F-HR
1
NONE
mswallow@sturdivant-co.com

0000914975
5vueegu@
028-4000

09/30/2001

13F-HR

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001

Check here if amendment  [  ];  Amendment Number:
This Amendment  (Check only one.):  [  ]  is a restatement
                                    [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Sturdivant & Co.
Address:Plaza 1000 at Main Street
	  Suite 200
        Voorhees, NJ 08043

13F File Number:   28-4000

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Harvey R. de Krafft
Title:      Managing Director and Principal
Phone:  856-751-1331
Signature:, Place, and Date of Signing

       Harvey R. de Krafft        Voorhees, New Jersey     November 12, 2001

Report Type  (Check only one.):

[ X ]   13F HOLDINGS REPORT.
[     ] 13F NOTICE.
[     ] 13F COMBINATION REPORT.

List of Other Managers reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    53

Form 13F Information Table Value Total:   $82934








FORM 13F INFORMATION TABLE
                        Value   Shares/ Sh/Put/ Invstmt Other
Name of Title ofCUSIP   (x$1000)Prn Amt PrnCall Dscretn ManagersSole Shared None
-------------------------------------------------------------------------------

AETNA INCOM     00817Y108     901   31200SH       Sole             4200    27000
ALLMERICCOM     019754100    1594   35545SH       Sole             3200    32345
AMERICANCOM     026874107    1935   24802SH       Sole             2870    21932
ANHEUSERCOM     035229103    2217   52935SH       Sole             4200    48735
AT & T CCOM     001957109     912   47245SH       Sole             3000    44245
AT & T WCOM     00209A106     227   15200SH       Sole              965    14235
CHEVRON COM     166751107    1651   19480SH       Sole             1750    17730
CITIGROUCOM     172967101    2542   62765SH       Sole             5700    57065
CONAGRA COM     205887102    1708   76075SH       Sole             6900    69175
DOW CHEMCOM     260543103    1441   43975SH       Sole             4000    39975
EL PASO COM     28336L109    1786   42975SH       Sole             3125    39850
EXELON CCOM     30161N101    1594   35741SH       Sole             3190    32551
EXXON MOCOM     30231G102    2928   74312SH       Sole                     74312
FANNIE MCOM     313586109    2913   36390SH       Sole             3575    32815
FEDERATECOM     31410H101    1473   52220SH       Sole             4700    47520
HALLIBURCOM     406216101     716   31750SH       Sole             3775    27975
HEWLETT COM     428236103     676   42110SH       Sole             5350    36760
HONEYWELCOM     438516106    1117   42295SH       Sole             3850    38445
IMC GLOBCOM     449669100    1022  113600SH       Sole            10300   103300
INGERSOLCOM     456866102    1408   41660SH       Sole             3975    37685
INT'L BUCOM     459200101    1505   16410SH       Sole              800    15610
INTERNATCOM     460146103    1762   50580SH       Sole             4600    45980
ITT INDUCOM     450911102    2179   48640SH       Sole             4700    43940
JP MORGACOM     46625H100    2128   62305SH       Sole             6200    56105
KEYSPAN COM     49337W100    2044   61485SH       Sole             5725    55760
KIMBERLYCOM     494368103    1124   18125SH       Sole             2225    15900
MELLON FCOM     58551A108    1789   55350SH       Sole             4700    50650
MINNESOTCOM     604059105    1365   13870SH       Sole              900    12970
MORGAN SCOM     617446448     592   12765SH       Sole             1525    11240
MOTOROLACOM     620076109    1304   83575SH       Sole             9425    74150
NIKE INCCOM     654106103     908   19390SH       Sole             1700    17690
NOKIA COCOM     654902204     841   53720SH       Sole             4800    48920
NORTEL NCOM     656568102     713  127110SH       Sole             5000   122110
PHARMACICOM     71713U102     998   24600SH       Sole             3400    21200
PHILIP MCOM     718154107    1588   32875SH       Sole             3000    29875
PROCTOR COM     742718109    2980   40945SH       Sole             3675    37270
QWEST COCOM     749121109     593   35521SH       Sole             3466    32055
ROHM & HCOM     775371107    1772   54100SH       Sole             5650    48450
ROYAL DUCOM     780257804     798   15875SH       Sole             2475    13400
SBC COMMCOM     78387G103    2342   49700SH       Sole             4600    45100
SCHERINGCOM     806605101    1138   30665SH       Sole             3800    26865
SCHLUMBECOM     806857108    1320   28880SH       Sole             2825    26055
SPX CORPCOM     784635104    1045   12605SH       Sole             1100    11505
ST. PAULCOM     792860108    2176   52790SH       Sole             5500    47290
TEXACO  COM     881694103    2230   34310SH       Sole             3100    31210
TEXAS INCOM     882508104    1304   52210SH       Sole             5100    47110
TYCO INTCOM     902124106    2435   53525SH       Sole             4875    48650
VERIZON COM     92343v104    3023   55860SH       Sole             4975    50885
VIACOM ICOM     925524308    1457   42245SH       Sole             4300    37945
WALT DISCOM     254687106     748   40160SH       Sole             3650    36510
WASHINGTCOM     939322103    2741   71222SH       Sole             6500    64722
WELLS FACOM     949746101    1580   35545SH       Sole             4200    31345
WILLIAMSCOM     969457100    1654   60570SH       Sole             5500    55070
REPORT SUMMARY  53DATA RECORDS     82934           0
OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED